CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital [Member]		Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Defecit [Member]
Balance at Dec. 31, 2013	$ 104,809	$ 114		$ 201,248	$ (35,768)	$ 0	$ (60,785)
Purchase of treasury stock	(5,267)	(3)		0	(5,264)	0	0
Issuance of ordinary shares	29,744	12		29,732	0	0	0
Issuance of shares upon exercise of options and warrants	2,236	2		2,234	0	0	0
Stock-based compensation related to options and RSUs granted to employees and non-employees	2,546	0		2,546	0	0	0
Other comprehensive income (loss)	(261)	0		0	0	(261)	0
Net income (loss)	(86)	0		0	0	0	(86)
Balance at Dec. 31, 2014	133,721	125		235,760	(41,032)	(261)	(60,871)
Purchase of treasury stock	(19,523)	(13)		0	(19,510)	0	0
Issuance of shares upon exercise of options and warrants	392	0	[1]	392	0	0	0
Stock-based compensation related to options and RSUs granted to employees and non-employees	2,373	0		2,373	0	0	0
Other comprehensive income (loss)	124	0		0	0	124	0
Net income (loss)	366	0		0	0	0	366
Balance at Dec. 31, 2015	117,453	112		238,525	(60,542)	(137)	(60,505)
Purchase of treasury stock	(29,394)	(13)		0	(29,381)	0	0
Issuance of shares upon exercise of options and warrants	2,014	2		2,012	0	0	0
Cumulative effect adjustment resulting from adoption of ASU 2016-09 (Note 2s)	0	0		131	0	0	(131)
Stock-based compensation related to options and RSUs granted to employees and non-employees	2,414	0		2,414	0	0	0
Other comprehensive income (loss)	(66)	0		0	0	(66)	0
Net income (loss)	16,238	0		0	0	0	16,238
Balance at Dec. 31, 2016	$ 108,659	$ 101		$ 243,082	$ (89,923)	$ (203)	$ (44,398)

[1]	Representing amount lower the $1.